Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
Condensed Parent Company Only Financial Statements

The condensed financial position as of December 31, 2015 and 2014 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2015 of Hampton Roads Bankshares, Inc., parent company only, are presented below.
Condensed Balance Sheets

(in thousands)	2015	2014
Assets:
Cash on deposit with subsidiaries	$14,385	$15,887
Equity securities available for sale	1,421	1,383
Investment in subsidiaries	312,548	217,931
Other assets	1,545	2,348
Total assets	$329,899	$237,549
Liabilities:
Borrowings	$29,689	$29,224
Deferred tax liability	9,779	10,217
Other liabilities	323	1,111
Total liabilities	39,791	40,552
Shareholders' equity:
Common stock	1,711	1,706
Capital surplus	590,417	588,692
Retained deficit	(302,580)	(395,535)
Accumulated other comprehensive income, net of tax	560	2,134
Total shareholders' equity	290,108	196,997
Total liabilities and shareholders' equity	$329,899	$237,549

Condensed Statements of Operations

(in thousands)	2015	2014	2013
Income:
Interest income	$131	$19	$6
Gain on sale of investment
securities available for sale	—	—	33
Other income	41	205	403
Total income	172	224	442
Expenses:
Interest expense	1,715	1,506	1,861
Other expense	1,732	4,265	3,214
Total expense	3,447	5,771	5,075
Loss before income taxes and equity in
undistributed earnings (loss) of subsidiaries	(3,275)	(5,547)	(4,633)
Income tax expense (benefit)	—	—	—
Equity in undistributed earnings (loss) of subsidiaries	96,230	14,876	8,709
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$92,955	$9,329	$4,076

Condensed Statements of Cash Flows

(in thousands)	2015	2014	2013
Operating Activities:
Net income (loss)	$92,955	$9,329	$4,076
Adjustments:
Equity in undistributed (earnings) loss of subsidiaries	(96,230)	(14,876)	(8,709)
Amortization of intangibles	465	241	490
Share-based compensation expense	1,725	1,530	1,080
Change in other assets	366	(118)	5,850
Change in other liabilities	(788)	(4,510)	1,112
Net cash provided by
(used in) operating activities	(1,507)	(8,404)	3,899
Investing Activities:
Investment in subsidiaries	—	—	—
Purchase of investment securities	—	(830)	—
Net cash used in investing activities	—	(830)	—
Financing Activities:
Net issuance (repurchase) of common stock in the settlement of restricted stock units	5	(259)	—
Common stock surrendered	—	—	(3)
Net cash provided by (used in) financing activities	5	(259)	(3)
Increase (decrease) in cash and cash equivalents	(1,502)	(9,493)	3,896
Cash and cash equivalents at beginning of year	15,887	25,380	21,484
Cash and cash equivalents at end of year	$14,385	$15,887	$25,380